Portfolio of investments—January 31, 2021 (unaudited)

	Shares	Value
Common stocks: 90.61%
Brazil: 3.63%
Ambev SA (Consumer staples, Beverages)	668,000	$ 1,844,771
B3 Brasil Bolsa Balcao SA (Financials, Capital markets)	279,200	3,051,533
Cury Construtora e Incorporadora SA (Consumer discretionary, Household durables)†	1,038,395	2,049,689
Petrobras Distribuidora SA (Consumer discretionary, Specialty retail)	522,400	2,220,825
Vale SA (Materials, Metals & mining)	231,074	3,714,398
Vinci Partners Investments Limited Class A (Financials, Capital markets)†	119,618	2,039,487
		14,920,703
China: 30.67%
Baidu Incorporated ADR (Communication services, Interactive media & services)†	19,690	4,627,544
China Construction Bank Class H (Financials, Banks)	11,387,000	8,624,724
China Longyuan Power Group Corporation Class H (Utilities, Independent power & renewable electricity producers)	1,812,000	2,652,459
China Merchants Bank Company Limited Class H (Financials, Banks)	655,500	5,019,733
China Resources Land Limited (Real estate, Real estate management & development)	1,124,000	4,447,831
China Yongda Automobile Service Holding Company (Consumer discretionary, Specialty retail)	1,897,000	2,654,722
CITIC Securities Company Limited Class H (Financials, Capital markets)	1,801,000	3,943,004
ENN Energy Holdings Limited (Utilities, Gas utilities)	253,900	3,915,752
Geely Automobile Holdings Limited (Consumer discretionary, Automobiles)	781,000	2,830,960
Gree Electric Appliances Incorporated (Consumer discretionary, Household durables)	501,540	4,351,851
Hengan International Group Company Limited (Consumer staples, Personal products)	279,000	1,995,413
Huayu Automotive Systems Company Limited Class A (Consumer discretionary, Auto components)	443,400	2,038,492
Inner Mongolia Yili Industrial Group Company Limited Class A (Consumer staples, Food products)	310,278	2,117,330
Kunlun Energy Company Limited (Utilities, Gas utilities)	4,256,000	3,627,232
Lenovo Group Limited (Information technology, Technology hardware, storage & peripherals)	5,008,000	5,829,025
Lomon Billions Group Company Limited (Materials, Chemicals)	417,875	2,564,678
Midea Group Company Limited Class A (Consumer discretionary, Household durables)	716,359	10,646,248
Minth Group Limited (Consumer discretionary, Auto components)	388,000	1,771,017
Nari Technology Company Limited (Industrials, Electrical equipment)	1,103,968	5,011,080
Netease Incorporated (Communication services, Entertainment)	241,250	5,496,656
Nine Dragons Paper Holdings Limited (Materials, Paper & forest products)	1,451,000	2,235,276
Ping An Insurance Group Company Class H (Financials, Insurance)	801,000	9,434,001
Sands China Limited (Consumer discretionary, Hotels, restaurants & leisure)	377,600	1,499,580
Shimao Property Holding Limited (Real estate, Real estate management & development)	827,500	2,392,587
Suofeiya Home Collection Company Limited Class A (Consumer discretionary, Household durables)	527,491	2,585,005
Tingyi Holding Corporation (Consumer staples, Food products)	2,338,000	4,645,704
Topsports International Holdings Limited (Consumer discretionary, Specialty retail)144A	2,542,000	4,119,215
See accompanying notes to portfolio of investments

Wells Fargo Emerging Markets Equity Income Fund  |  1

Portfolio of investments—January 31, 2021 (unaudited)

	Shares	Value
China: (continued)
Wanhua Chemical Group Company Limited Class A (Materials, Chemicals)	160,779	$ 2,771,324
Weichai Power Company Limited Class H (Industrials, Machinery)	2,021,000	5,960,618
Xinjiang Goldwind Science & Technology Company Limited (Industrials, Electrical equipment)	946,200	1,971,025
Zhejiang NHU Company Limited (Health care, Biotechnology)	767,199	4,397,082
		126,177,168
Greece: 0.08%
Hellenic Telecommunications Organization SA (Communication services, Diversified telecommunication services)	22,360	325,017
Hong Kong: 3.44%
ASM Pacific Technology (Information technology, Semiconductors & semiconductor equipment)	248,600	3,610,015
China Merchants Port Holdings Company Limited (Industrials, Transportation infrastructure)	2,272,000	3,162,733
Chow Tai Fook Jewellery Company Limited (Consumer discretionary, Specialty retail)	2,421,200	2,906,884
Hong Kong Exchanges & Clearing Limited (Financials, Capital markets)	70,200	4,488,037
		14,167,669
India: 9.49%
Bharat Petroleum Corporation Limited (Energy, Oil, gas & consumable fuels)	360,942	1,894,359
Embassy Office Parks REIT (Real estate, Equity REITs)	934,400	4,488,105
Gail India Limited (Utilities, Gas utilities)	1,227,109	2,099,319
Hero Motorcorp Limited (Consumer discretionary, Automobiles)	43,502	1,937,230
Hindustan Petroleum Corporation Limited (Energy, Oil, gas & consumable fuels)	767,095	2,292,122
Indus Towers Limited (Communication services, Diversified telecommunication services)	1,073,211	3,399,145
Infosys Limited (Information technology, IT services)	343,551	5,821,365
LIC Housing Finance Limited (Financials, Diversified financial services)	827,629	4,473,378
Mahanagar Gas Limited (Utilities, Gas utilities)	305,510	4,322,624
Manappuram Finance Limited (Financials, Consumer finance)	2,153,527	4,595,373
Tech Mahindra Limited (Information technology, IT services)	283,392	3,720,609
		39,043,629
Indonesia: 1.46%
PT Bank Rakyat Indonesia Tbk (Financials, Banks)	11,024,000	3,268,251
PT Telekomunikasi Indonesia Persero Tbk (Communication services, Diversified telecommunication services)	12,400,900	2,740,849
		6,009,100
Malaysia: 0.45%
RHB Bank Bhd (Financials, Banks)	1,477,000	1,858,737
Mexico: 1.31%
America Movil SAB de CV ADR (Communication services, Wireless telecommunication services)	132,788	1,754,129
Grupo Financiero Banorte SAB de CV (Financials, Banks)†	354,800	1,767,163
Walmart de Mexico SAB de CV (Consumer staples, Food & staples retailing)	656,891	1,870,468
		5,391,760
See accompanying notes to portfolio of investments

2  |  Wells Fargo Emerging Markets Equity Income Fund

Portfolio of investments—January 31, 2021 (unaudited)

	Shares	Value
Peru: 0.65%
Southern Copper Corporation (Materials, Metals & mining)	40,163	$ 2,667,225
Philippines: 0.43%
International Container Term Services Incorporated (Industrials, Transportation infrastructure)	717,490	1,766,686
Poland: 0.47%
PKO Bank Polski SA (Financials, Banks)†	251,051	1,938,378
Qatar: 0.48%
Qatar National Bank (Financials, Banks)	402,760	1,989,280
Russia: 4.31%
Detsky Mir PJSC (Consumer discretionary, Multiline retail)	1,190,450	2,237,850
LUKOIL PJSC ADR (Energy, Oil, gas & consumable fuels)	26,761	1,893,997
MMC Norilsk Nickel PJSC (Materials, Metals & mining)	12,228	3,934,859
Mobile TeleSystems PJSC ADR (Communication services, Wireless telecommunication services)	276,177	2,485,593
Moscow Exchange MICEX-RTS PJS (Financials, Capital markets)	1,405,370	2,901,910
Rosneft Oil Company PJSC (Energy, Oil, gas & consumable fuels)	334,000	2,089,885
Sberbank PJSC ADR (Financials, Banks)	159,351	2,180,235
		17,724,329
Saudi Arabia: 0.92%
Jarir Marketing Company (Consumer discretionary, Specialty retail)	38,755	1,806,163
National Commercial Bank (Financials, Banks)	171,916	1,976,062
		3,782,225
Singapore: 0.73%
BOC Aviation Limited (Industrials, Trading companies & distributors)144A	366,900	2,987,962
South Africa: 3.43%
Gold Fields Limited ADR (Materials, Metals & mining)	207,953	1,940,201
MTN Group Limited (Communication services, Wireless telecommunication services)	482,924	1,992,329
Naspers Limited (Consumer discretionary, Internet & direct marketing retail)	18,439	4,265,479
Standard Bank Group Limited (Financials, Banks)	371,950	3,083,542
The Bidvest Group Limited (Industrials, Industrial conglomerates)	275,552	2,840,410
		14,121,961
South Korea: 11.06%
Hyundai Motor Company (Consumer discretionary, Automobiles)	9,614	1,960,211
KB Financial Group Incorporated (Financials, Banks)	80,972	2,923,514
Kia Motors Corporation (Consumer discretionary, Automobiles)	33,449	2,451,414
POSCO (Materials, Metals & mining)	22,682	4,978,832
Samsung Electronics Company Limited (Information technology, Technology hardware, storage & peripherals)	300,308	21,954,607
Samsung Fire & Marine Insurance Company Limited (Financials, Insurance)	16,266	2,441,705
SK Hynix Incorporated (Information technology, Semiconductors & semiconductor equipment)	51,356	5,607,074
SK Telecom Company Limited (Communication services, Wireless telecommunication services)	14,534	3,169,703
		45,487,060
See accompanying notes to portfolio of investments

Wells Fargo Emerging Markets Equity Income Fund  |  3

Portfolio of investments—January 31, 2021 (unaudited)

	Shares	Value
Taiwan: 14.06%
Advantech Company Limited (Information technology, Technology hardware, storage & peripherals)	268,000	$ 3,304,749
Delta Electronics Incorporated (Information technology, Electronic equipment, instruments & components)	183,000	1,841,998
Giant Manufacturing Company Limited (Consumer discretionary, Leisure products)	185,000	1,794,937
Hon Hai Precision Industry Company Limited (Information technology, Electronic equipment, instruments & components)	1,621,704	6,449,687
Mediatek Incorporated (Information technology, Semiconductors & semiconductor equipment)	126,000	3,935,440
Novatek Microelectronics Corporation Limited (Information technology, Semiconductors & semiconductor equipment)	171,000	2,397,860
Quanta Computer Incorporated (Information technology, Technology hardware, storage & peripherals)	1,050,000	3,020,769
Realtek Semiconductor Corporation (Information technology, Semiconductors & semiconductor equipment)	139,000	2,236,040
Taiwan Semiconductor Manufacturing Company Limited (Information technology, Semiconductors & semiconductor equipment)	1,446,000	30,558,885
Unimicron Technology Corporation (Information technology, Electronic equipment, instruments & components)	746,000	2,296,009
		57,836,374
Thailand: 2.59%
Advanced Info Service PCL (Communication services, Wireless telecommunication services)	298,600	1,709,511
Bangkok Bank PCL (Financials, Banks)	714,700	2,699,347
Thai Beverage PCL (Consumer staples, Beverages)	3,443,400	2,132,119
Tisco Financial Group PCL (Financials, Diversified financial services)	725,100	2,234,897
WHA Corporation PCL (Real estate, Real estate management & development)	18,868,000	1,903,821
		10,679,695
United Arab Emirates: 0.53%
Aldar Properties PJSC (Real estate, Real estate management & development)	2,302,636	2,188,821
United Kingdom: 0.42%
Polymetal International plc (Materials, Metals & mining)	80,885	1,745,798
Total Common stocks (Cost $262,606,434)		372,809,577

	Dividend yield
Preferred stocks: 5.68%
Brazil: 2.61%
Banco Bradesco SA (Financials, Banks)	3.74%	440,518	1,991,888
Banco BTG Pactual SA (Financials, Diversified financial services)	1.22	233,043	4,048,459
Itaúsa SA (Financials, Banks)	1.90	1,199,519	2,326,077
Petroleo Brasil SP ADR (Energy, Oil, gas & consumable fuels)	0.00	240,528	2,352,364
			10,718,788
See accompanying notes to portfolio of investments

4  |  Wells Fargo Emerging Markets Equity Income Fund

Portfolio of investments—January 31, 2021 (unaudited)

	Dividend yield	Shares	Value
South Korea: 3.07%
LG CHEM Limited (Materials, Chemicals)	2.81%	11,071	$ 4,614,695
Samsung Electronics Company Limited (Information technology, Technology hardware, storage & peripherals)	8.27	122,880	8,013,915
			12,628,610
Total Preferred stocks (Cost $15,098,666)			23,347,398

		Yield
Short-term investments: 3.48%
Investment companies: 3.48%
Wells Fargo Government Money Market Fund Select Class ♠∞		0.03	14,317,103	14,317,103
Total Short-term investments (Cost $14,317,103)				14,317,103
Total investments in securities (Cost $292,022,203)	99.77%			410,474,078
Other assets and liabilities, net	0.23			955,252
Total net assets	100.00%			$411,429,330

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities
Short-term investments
Investment companies
Wells Fargo Government Money Market Fund Select Class	$13,498,167	$58,862,340	$(58,043,404)	$0	$0	$14,317,103	3.48%	14,317,103	$687
See accompanying notes to portfolio of investments

Wells Fargo Emerging Markets Equity Income Fund  |  5

Notes to portfolio of investments—January 31, 2021 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On January 31, 2021, such fair value pricing was used in pricing certain foreign securities.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

6  |  Wells Fargo Emerging Markets Equity Income Fund

Notes to portfolio of investments—January 31, 2021 (unaudited)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Brazil	$14,920,703	$0	$0	$14,920,703
China	4,627,544	121,549,624	0	126,177,168
Greece	0	325,017	0	325,017
Hong Kong	0	14,167,669	0	14,167,669
India	0	39,043,629	0	39,043,629
Indonesia	0	6,009,100	0	6,009,100
Malaysia	0	1,858,737	0	1,858,737
Mexico	5,391,760	0	0	5,391,760
Peru	2,667,225	0	0	2,667,225
Philippines	0	1,766,686	0	1,766,686
Poland	0	1,938,378	0	1,938,378
Qatar	0	1,989,280	0	1,989,280
Russia	2,485,593	15,238,736	0	17,724,329
Saudi Arabia	1,806,163	1,976,062	0	3,782,225
Singapore	0	2,987,962	0	2,987,962
South Africa	1,940,201	12,181,760	0	14,121,961
South Korea	0	45,487,060	0	45,487,060
Taiwan	0	57,836,374	0	57,836,374
Thailand	4,138,718	6,540,977	0	10,679,695
United Arab Emirates	0	2,188,821	0	2,188,821
United Kingdom	0	1,745,798	0	1,745,798
Preferred stocks
Brazil	10,718,788	0	0	10,718,788
South Korea	0	12,628,610	0	12,628,610
Short-term investments
Investment companies	14,317,103	0	0	14,317,103
Total assets	$63,013,798	$347,460,280	$0	$410,474,078
Additional sector, industry or geographic detail is included in the Portfolio of Investments.
For the three months ended January 31, 2021, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Emerging Markets Equity Income Fund  |  7